Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Funds Trust
Entity Central Index Key	0001005942
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Focused Equity Fund
Class Name	Class A
Trading Symbol	PGIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Focused Equity Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.11%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Putnam Focused Equity Fund returned 27.94%. The Fund compares its performance to the S&P 500 Index and the Putnam Focused Equity Linked Benchmark, which both returned 27.14% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Decision to not own Tesla.
↑	Overweight positions in Eli Lily, a pharmaceutical company and Citigroup, a financial services company.
↑	Out-of-benchmark holding Assured Guaranty, an insurance provider.

Top detractors from performance:
↓	Out-of-benchmark holding AIA Group, a Hong Kong-based insurance company.
↓	Overweight position in Charter Communications, a telecommunications company.
↓	Out-of-benchmark holding Hertz Global Holdings, a car rental company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class A	27.94	14.18	11.73
Class A (with sales charge)	20.58	12.83	11.07
Russell 3000 Index	26.14	15.19	12.36
S&P 500 Index	27.14	15.92	12.98
Putnam Focused Equity Linked Benchmark	27.14	15.92	11.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 679,477,277
Holdings Count | $ / shares	73	[1]
Advisory Fees Paid, Amount	$ 3,869,466
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$679,477,277
Total Number of Portfolio Holdings*	73
Total Management Fee Paid	$3,869,466
Portfolio Turnover Rate	30%
[1]
Holdings [Text Block]		[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
Effective July 31, 2024, the portfolio managers for the Fund are Jacquelyne Cavanaugh, Joshua Fillman, and Robert Gray.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class B
Shareholder Report [Line Items]
Fund Name	Putnam Focused Equity Fund
Class Name	Class B
Trading Symbol	PGIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Focused Equity Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$211	1.86%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class B shares of Putnam Focused Equity Fund returned 27.00%. The Fund compares its performance to the S&P 500 Index and the Putnam Focused Equity Linked Benchmark, which both returned 27.14% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Decision to not own Tesla.
↑	Overweight positions in Eli Lily, a pharmaceutical company and Citigroup, a financial services company.
↑	Out-of-benchmark holding Assured Guaranty, an insurance provider.

Top detractors from performance:
↓	Out-of-benchmark holding AIA Group, a Hong Kong-based insurance company.
↓	Overweight position in Charter Communications, a telecommunications company.
↓	Out-of-benchmark holding Hertz Global Holdings, a car rental company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class B	27.00	13.32	11.06
Class B (with sales charge)	22.00	13.08	11.06
Russell 3000 Index	26.14	15.19	12.36
S&P 500 Index	27.14	15.92	12.98
Putnam Focused Equity Linked Benchmark	27.14	15.92	11.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 679,477,277
Holdings Count | $ / shares	73	[3]
Advisory Fees Paid, Amount	$ 3,869,466
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$679,477,277
Total Number of Portfolio Holdings*	73
Total Management Fee Paid	$3,869,466
Portfolio Turnover Rate	30%
[3]
Holdings [Text Block]		[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
Effective July 31, 2024, the portfolio managers for the Fund are Jacquelyne Cavanaugh, Joshua Fillman, and Robert Gray.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Focused Equity Fund
Class Name	Class C
Trading Symbol	PGIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Focused Equity Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	1.86%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Putnam Focused Equity Fund returned 27.01%. The Fund compares its performance to the S&P 500 Index and the Putnam Focused Equity Linked Benchmark, which both returned 27.14% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Decision to not own Tesla.
↑	Overweight positions in Eli Lily, a pharmaceutical company and Citigroup, a financial services company.
↑	Out-of-benchmark holding Assured Guaranty, an insurance provider.

Top detractors from performance:
↓	Out-of-benchmark holding AIA Group, a Hong Kong-based insurance company.
↓	Overweight position in Charter Communications, a telecommunications company.
↓	Out-of-benchmark holding Hertz Global Holdings, a car rental company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class C	27.01	13.33	11.06
Class C (with sales charge)	26.01	13.33	11.06
Russell 3000 Index	26.14	15.19	12.36
S&P 500 Index	27.14	15.92	12.98
Putnam Focused Equity Linked Benchmark	27.14	15.92	11.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 679,477,277
Holdings Count | $ / shares	73	[5]
Advisory Fees Paid, Amount	$ 3,869,466
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$679,477,277
Total Number of Portfolio Holdings*	73
Total Management Fee Paid	$3,869,466
Portfolio Turnover Rate	30%
[5]
Holdings [Text Block]		[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
Effective July 31, 2024, the portfolio managers for the Fund are Jacquelyne Cavanaugh, Joshua Fillman, and Robert Gray.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Focused Equity Fund
Class Name	Class R
Trading Symbol	PGIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Focused Equity Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$155	1.36%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R shares of Putnam Focused Equity Fund returned 27.61%. The Fund compares its performance to the S&P 500 Index and the Putnam Focused Equity Linked Benchmark, which both returned 27.14% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Decision to not own Tesla.
↑	Overweight positions in Eli Lily, a pharmaceutical company and Citigroup, a financial services company.
↑	Out-of-benchmark holding Assured Guaranty, an insurance provider.

Top detractors from performance:
↓	Out-of-benchmark holding AIA Group, a Hong Kong-based insurance company.
↓	Overweight position in Charter Communications, a telecommunications company.
↓	Out-of-benchmark holding Hertz Global Holdings, a car rental company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class R	27.61	13.90	11.45
Russell 3000 Index	26.14	15.19	12.36
S&P 500 Index	27.14	15.92	12.98
Putnam Focused Equity Linked Benchmark	27.14	15.92	11.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 679,477,277
Holdings Count | $ / shares	73	[7]
Advisory Fees Paid, Amount	$ 3,869,466
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$679,477,277
Total Number of Portfolio Holdings*	73
Total Management Fee Paid	$3,869,466
Portfolio Turnover Rate	30%
[7]
Holdings [Text Block]		[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
Effective July 31, 2024, the portfolio managers for the Fund are Jacquelyne Cavanaugh, Joshua Fillman, and Robert Gray.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Focused Equity Fund
Class Name	Class R6
Trading Symbol	PGWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Focused Equity Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$83	0.73%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Putnam Focused Equity Fund returned 28.46%. The Fund compares its performance to the S&P 500 Index and the Putnam Focused Equity Linked Benchmark, which both returned 27.14% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Decision to not own Tesla.
↑	Overweight positions in Eli Lily, a pharmaceutical company and Citigroup, a financial services company.
↑	Out-of-benchmark holding Assured Guaranty, an insurance provider.

Top detractors from performance:
↓	Out-of-benchmark holding AIA Group, a Hong Kong-based insurance company.
↓	Overweight position in Charter Communications, a telecommunications company.
↓	Out-of-benchmark holding Hertz Global Holdings, a car rental company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class R6	28.46	14.64	12.12
Russell 3000 Index	26.14	15.19	12.36
S&P 500 Index	27.14	15.92	12.98
Putnam Focused Equity Linked Benchmark	27.14	15.92	11.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 679,477,277
Holdings Count | $ / shares	73	[9]
Advisory Fees Paid, Amount	$ 3,869,466
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$679,477,277
Total Number of Portfolio Holdings*	73
Total Management Fee Paid	$3,869,466
Portfolio Turnover Rate	30%
[9]
Holdings [Text Block]		[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
Effective July 31, 2024, the portfolio managers for the Fund are Jacquelyne Cavanaugh, Joshua Fillman, and Robert Gray.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Focused Equity Fund
Class Name	Class Y
Trading Symbol	PGILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Focused Equity Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$98	0.86%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class Y shares of Putnam Focused Equity Fund returned 28.27%. The Fund compares its performance to the S&P 500 Index and the Putnam Focused Equity Linked Benchmark, which both returned 27.14% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Decision to not own Tesla.
↑	Overweight positions in Eli Lily, a pharmaceutical company and Citigroup, a financial services company.
↑	Out-of-benchmark holding Assured Guaranty, an insurance provider.

Top detractors from performance:
↓	Out-of-benchmark holding AIA Group, a Hong Kong-based insurance company.
↓	Overweight position in Charter Communications, a telecommunications company.
↓	Out-of-benchmark holding Hertz Global Holdings, a car rental company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class Y	28.27	14.46	12.01
Russell 3000 Index	26.14	15.19	12.36
S&P 500 Index	27.14	15.92	12.98
Putnam Focused Equity Linked Benchmark	27.14	15.92	11.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 679,477,277
Holdings Count | $ / shares	73	[11]
Advisory Fees Paid, Amount	$ 3,869,466
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$679,477,277
Total Number of Portfolio Holdings*	73
Total Management Fee Paid	$3,869,466
Portfolio Turnover Rate	30%
[11]
Holdings [Text Block]		[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
Effective July 31, 2024, the portfolio managers for the Fund are Jacquelyne Cavanaugh, Joshua Fillman, and Robert Gray.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Includes derivatives, if applicable.

[2]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[3]
*	Includes derivatives, if applicable.

[4]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[5]
*	Includes derivatives, if applicable.

[6]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[7]
*	Includes derivatives, if applicable.

[8]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[9]
*	Includes derivatives, if applicable.

[10]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[11]
*	Includes derivatives, if applicable.

[12]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.